Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting standards established the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described as follows:
Level 1:    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2:    Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specific (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3:    Valuations are based on valuation methodologies, discounted cash flow models or similar techniques. Level 3 valuations incorporate certain assumptions, modeling and projections in determining the fair value assigned to such assets or liabilities.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for investments measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Note 3. Fair Value Measurements (continued)
Registered investment companies: Certain investments in registered investment companies are valued at the daily closing prices as reported by the fund. Investments held by the Plan are open-ended investments that are registered with the SEC. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The investments held by the Plan are deemed to be actively traded.
Tennant Company common stock: Investment in Tennant Company common stock is valued at the closing price reported on the active market on which the individual securities are traded.
Common investment trust funds: Investments in common investment trust funds are valued at the net asset value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities and has a readily determinable price. Participant’s transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the common investment trust fund, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that liquidation will be carried out in an orderly business manner.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies	$83,299,572	$—	$—	$83,299,572
Tennant Company common stock	19,228,344	—	—	19,228,344
Common investment trust funds	—	377,447,894	—	377,447,894
Total investment assets at fair value	$102,527,916	$377,447,894	$—	$479,975,810

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies	$86,890,829	$—	$—	$86,890,829
Tennant Company common stock	23,295,226	—	—	23,295,226
Common investment trust funds	—	329,166,438	—	329,166,438
Total investment assets at fair value	$110,186,055	$329,166,438	$—	$439,352,493
There was no Level 3 investment activity during the years ended December 31, 2025 and 2024.
The Plan recognizes transfers into and out of every level on the first day of the reporting period. There were no transfers between Level 1 and 2 during the years ended December 31, 2025 and 2024.